Commitments and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Dec. 04, 2018 USD ($)	Dec. 04, 2018 ILS (₪)	Apr. 09, 2017 USD ($)	Apr. 09, 2017 ILS (₪)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 ILS (₪)	Feb. 17, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty commitments, description								Under the Company’s research and development agreements with the Office of the Chief Scientist (“OCS”) and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS.	Under the Company’s research and development agreements with the Office of the Chief Scientist (“OCS”) and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS.
Outstanding contingent obligation to pay royalties								$ 3,603
Litigation settlement amount	$ 500,000		$ 750,000		$ (21,773)			$ 222,000
Settlement Agreement Member
Commitments and Contingent Liabilities (Details) [Line Items]
Contributed the deductible amount							$35,000
ILS Member
Commitments and Contingent Liabilities (Details) [Line Items]
Litigation settlement amount | ₪		₪ 1,800,000		₪ 2,600,000		₪ 70,000			₪ 850,000